Organization and Summary of Significant Accounting and Reporting Policies - Goodwill and Other Intangibles (Details) - Core deposit intangibles	12 Months Ended
Dec. 31, 2016
Minimum
Goodwill and other intangibles
Useful life	2 years
Maximum
Goodwill and other intangibles
Useful life	17 years